ACQUISITIONS (Narrative) (Details) (Hongcheng Xueyuan [Member]) In Thousands, unless otherwise specified	1 Months Ended
	Oct. 31, 2010 CNY	Oct. 31, 2010 USD ($)
Business Acquisition [Line Items]
Percentage interest acquired		81.00%
Cash paid to acquire entity	7,460	$ 1,130
Equity method investment ownership percentage previously held		19.00%
Fair value of previous equity investment	1,470
Remeasurement gain	260